SEGMENTS AND GEOGRAPHIC REGIONS (Tables)	12 Months Ended
Dec. 31, 2024
Segment Reporting [Abstract]
Schedule of Net Trade Revenue and Long-lived Assets by Geographic Region
Sales are attributed to geographic regions based on customer location; long-lived assets are attributed to geographic regions based on asset location.

Net Trade Revenue by Geographic Region	2024	2023	2022
(In millions) For the years ended December 31,
United States	$4,102	$3,914	$4,066
Canada	273	271	293
EMEA [1]	2,146	2,203	2,193
Asia Pacific [2]	5,368	5,191	6,022
Latin America	497	489	443
Total	$12,386	$12,068	$13,017
1.Europe, Middle East and Africa.
2. Net sales attributed to China/Hong Kong, for the years ended December 31, 2024, 2023 and 2022 were $2,345 million, $2,206 million, and $2,744 million, respectively.

Long-lived Assets by Geographic Region	December 31,
In millions	2024	2023	2022
United States	$3,590	$3,559	$3,501
Canada	60	54	49
EMEA [1]	1,259	1,336	1,271
Asia Pacific	823	896	883
Latin America	36	39	27
Total	$5,768	$5,884	$5,731
1.Europe, Middle East and Africa.
Schedule of Segment Information

Segment Revenue, Significant Segment Expenses and Segment Operating EBITDA	For the years ended December 31,
	2024		2023		2022
(In millions)	ElectronicsCo	IndustrialsCo	ElectronicsCo	IndustrialsCo	ElectronicsCo	IndustrialsCo
Segment net sales	$4,336	$8,050	$4,034	$8,034	$4,757	$8,179
Less [1]:
Cost of sales	$2,338	$5,467	$2,283	$5,529	$2,608	$5,702
Selling, general and administrative expenses	567	885	495	801	493	793
Research and development expenses	314	214	304	201	333	194
Amortization of intangibles & other segment items [2]	214	362	256	333	269	306
Add:
Equity in earnings of nonconsolidated affiliates	$37	$30	$16	$35	$31	$39
Depreciation and amortization [3]	432	767	442	710	444	671
Segment Operating EBITDA	$1,372	$1,919	$1,154	$1,915	$1,529	$1,894
1.The significant expense categories and amounts align with the segment-level information that is regularly provided to the chief operating decision maker.
2.Other segment items include immaterial other gains or losses and miscellaneous income and expenses.
3.Depreciation is a reconciling item to Segment Operating EBITDA as it is included within Cost of sales, Selling, general and administrative expenses and Research and development expenses.

Segment and Corporate Information	ElectronicsCo	IndustrialsCo	Corporate	Total
In millions
For the Year Ended December 31, 2024
Assets of continuing operations	$13,514	$19,430	$3,692	$36,636
Investment in nonconsolidated affiliates	382	278	118	778
Capital expenditures	271	348	—	619
For the Year Ended December 31, 2023
Assets of continuing operations	$13,759	$19,970	$4,823	$38,552
Investment in nonconsolidated affiliates	386	280	122	788
Capital expenditures	255	335	—	590
For the Year Ended December 31, 2022
Assets of continuing operations	$14,226	$19,082	$6,756	$40,064
Investment in nonconsolidated affiliates	396	290	—	686
Capital expenditures	242	417	—	659

Schedule of Reconciliation of Income (Loss) from Continuing Operations

Reconciliation of Segment Operating EBITDA to Income from continuing operations before income taxes		For the years ended December 31,
(In millions)		2024	2023	2022
ElectronicsCo Segment Operating EBITDA		$1,372	$1,154	$1,529
IndustrialsCo Segment Operating EBITDA		1,919	1,915	1,894
Total Segment Operating EBITDA		$3,291	$3,069	$3,423
+	Corporate Operating EBITDA	$(147)	$(127)	$(162)
-	Depreciation and amortization	1,194	1,147	1,135
+	Interest income [1]	73	155	50
-	Interest expense [2]	364	396	486
+	Non-operating pension/OPEB benefit costs (credits) [1]	18	(9)	28
+	Foreign exchange gains (losses), net [1]	3	(73)	15
-	Future reimbursable indirect costs	—	7	52
+	Significant items charge	(488)	(961)	(233)
Income from continuing operations before income taxes		$1,192	$504	$1,448
1.Included in "Sundry income (expense) - net."
2.The years ended December 31, 2024 and 2022 excludes significant items, refer to details below.

Capital Expenditure Reconciliation to Consolidated Financial Statements	2024	2023	2022
In millions
Segment Totals	$619	$590	$659
Other [1]	(40)	29	3
Total	$579	$619	$662
1.Reflects the incremental cash spent or unpaid on capital expenditures; total capital expenditures are presented on a cash basis.

Schedule of Significant Items by Segment
The following tables summarize the pre-tax impact of significant items that are excluded from Operating EBITDA above:

Significant Items for the Year Ended December 31, 2024	ElectronicsCo	IndustrialsCo	Corporate	Total
In millions
Acquisition, integration and separation costs [1]	$—	$(12)	$(156)	$(168)
Restructuring and asset related charges - net [2]	(4)	(78)	(5)	(87)
Inventory write-offs [3]	—	(25)	—	(25)
Inventory step-up amortization [4]	—	(2)	—	(2)
Loss on debt extinguishment [5]	—	—	(74)	(74)
Interest rate swap items [6]	—	—	(140)	(140)
Income tax items [7]	—	—	8	8
Total	$(4)	$(117)	$(367)	$(488)
1. Acquisition, integration and separation costs related to the Previously Intended Business Separations and the Intended Electronics Separation, and the acquisitions of Spectrum and Donatelle Plastics.
2. Includes restructuring actions and asset related charges. See Note 6 for additional information.
3. Reflects inventory write-offs recorded in “Cost of Sales” in connection with restructuring actions. See Note 6 for additional information.
4. Reflects the amortization of an inventory step-up adjustment related the Donatelle Plastics Acquisition.
5. Reflects the loss on extinguishment of debt related to the partial redemption of an aggregate principal amount of the 2038 Notes. Refer to Note 15 for further details.
6. Includes the non-cash mark-to-market loss related to the 2022 Swaps and 2024 Swaps, net interest settlement loss related to the 2022 Swaps and $2 million of basis amortization on the 2022 Swaps. Refer to Note 21 for further details.
7. Reflects the impact of an indemnified international tax audit.

Significant Items for the Year Ended December 31, 2023	ElectronicsCo	IndustrialsCo	Corporate	Total
In millions
Acquisition, integration and separation costs [1]	$—	$(20)	$—	$(20)
Restructuring and asset related charges - net [2]	(38)	(66)	(42)	(146)
Goodwill impairment charge [3]	—	(804)	—	(804)
Gain on divestiture [4]	7	1	1	9
Total	$(31)	$(889)	$(41)	$(961)
1. Acquisition, integration and separation costs related to the Spectrum Acquisition.
2. Includes restructuring actions and asset related charges. See Note 6 for additional information.
3. Reflects a non-cash goodwill impairment charge in the former Protection reporting unit (which is now split among the Healthcare, Aramids and Shelter reporting units), within the former Water & Protection segment (currently the IndustrialsCo segment). See Note 14 for additional information.
4. Reflected in "Sundry income (expense) - net."

Significant Items for the Year Ended December 31, 2022	ElectronicsCo	IndustrialsCo	Corporate	Total
In millions
Acquisition, integration and separation costs [1]	$—	$—	$(193)	$(193)
Restructuring and asset related charges - net [2]	(19)	(22)	(20)	(61)
Asset impairment charges [3]	(94)	—	—	(94)
Gain on divestiture [4]	—	37	32	69
Terminated Intended Rogers Acquisition financing fees [5]	—	—	(6)	(6)
Employee Retention Credit [6]	20	20	12	52
Total	$(93)	$35	$(175)	$(233)
1. Acquisition, integration and separation costs related to strategic initiatives including the sale of the Biomaterials business unit, the acquisition of Laird PM, and the termination fee of $162.5 million associated with the Terminated Intended Rogers Corporation Acquisition.
2. Includes restructuring actions and asset related charges. See Note 6 for additional information.
3. Relates to an impairment of an equity method investment. See Note 6 for additional information.
4. Reflected in "Sundry income (expense) - net." See Note 7 for additional information.
5. Includes acquisition costs associated with the Terminated Intended Rogers Corporation Acquisition related to the financing agreements, specifically the structuring fees and the amortization of the commitment fees reflected in "Interest Expense."
6. Employee Retention Credit pursuant to the Coronavirus Aid, Relief, and Economic Security (“CARES”) Act as enhanced by the Consolidated Appropriations Act (“CAA”) and American Rescue Plan Act (“ARPA”) reflected in "Cost of sales," "Research and development expenses" and "Selling, general and administrative expenses."

Schedule of Total Asset Reconciliation

Total Asset Reconciliation at December 31,	2024	2023	2022
In millions
Assets of continuing operations	$36,636	$38,552	$40,064
Assets of discontinued operations	—	—	1,291
Total assets	$36,636	$38,552	$41,355